Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Stock-based Compensation Expense Recognized

During the years ended December 31, 2014 and 2015, the Company recognized the following stock-based compensation expense:

	Year Ended December 31,
	2014	2015
Stock-based compensation expense by type of award:
Stock options	$—	$949,955
Restricted stock and restricted stock units	6,258	1,608,049
Employee stock purchase plan	—	43,444

Total stock-based compensation expense included in expenses	$6,258	$2,601,448

Stock-based compensation expense by line item:
Research and development expenses	$2,643	$852,200
General and administrative expenses	3,615	1,749,248

Total stock-based compensation expense included in expenses	$6,258	$2,601,448

Schedule of Unrecognized Stock-based Compensation Expense, Net of Estimated Forfeitures, by Type of Award and Weighted-average Recognition Period

The following table sets forth the Company’s unrecognized stock-based compensation expense, net of estimated forfeitures, by type of award and the weighted-average period over which that expense is expected to be recognized:

	As of December 31, 2015
	Unrecognized Expense, Net of Estimated Forfeitures	Weighted- average Recognition Period (in years)
Type of award:
Stock options	$1,409,808	2.61
Restricted stock and restricted stock units	$2,442,289	2.58

Summary of Restricted Shares Granted and Stock Units Activity

The following table is a summary of restricted shares granted during the year ended December 31, 2015:

	Shares	Weighted- Average Grant Date Fair Value
Unvested at December 31, 2014	2,018,752	$0.08
Granted	462,090	$9.49
Vested	(702,165)	$1.37
Forfeited	(105,000)	$9.49
Repurchased	(1,005,714)	$0.03

Unvested at December 31, 2015	667,963	$3.68

Summary of Stock Option Activity

The following table summarizes stock option activity during the year ended December 31, 2015:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)
Options outstanding at December 31, 2014	—	$—	—
Granted	443,894	$8.49	—
Exercised	—	$—	—
Cancelled	(78,500)	$8.54	—

Options outstanding at December 31, 2015	365,394	$8.48	9.39

Options exercisable at December 31, 2015	40,250	$9.49	9.35

Schedule of Weighted Average Assumptions using Black-Scholes Option Pricing Model the fair value of each employee option grant during the year ended December 31, 2015 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year Ended December 31, 2015
Expected volatility	85.2%
Expected term (in years)	6.49
Risk-free interest rate	1.81%
Expected dividend yield	0%

Common Stock Reserved For Future Issuance

Common stock reserved for future issuance as of December 31, 2014 and 2015 is as follows:

Common Stock Reserved for Future Issuance	December 31,
	2014	2015
Common stock warrants	—	82,500
Restricted stock units	—	75,750
Common stock options	—	365,394
Available for grant under the 2014 Plan	—	773,629
Available for issuance under Employee Stock Purchase Plan	—	452,620
Shares issuable upon conversion of Ligand debt	695,733	670,902

	695,733	2,420,795

Restricted stock units [Member]
Summary of Restricted Shares Granted and Stock Units Activity

The following table summarizes restricted stock units activity during the year ended December 31, 2015:

	Shares	Weighted- Average Grant Date Value
Unvested at December 31, 2014	—	$—
Granted	84,000	$8.18
Vested	—	$—
Forfeited	(8,250)	$7.27
Repurchased	—	$—

Unvested December 31, 2015	75,750	$8.27